BASIS OF PRESENTATION AND ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
General Information About Financial Statements [Abstract]
Basis of presentation	The condensed consolidated financial statements of ArcelorMittal and its Subsidiaries (“ArcelorMittal” or the “Company”) as of June 30, 2018 and for the six months then ended (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) No. 34, “Interim Financial Reporting”. They should be read in conjunction with the annual consolidated financial statements and the notes thereto in the Company’s Annual Report on Form 20-F for the year ended December 31, 2017, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Interim Financial Statements are unaudited and were authorized for issuance on August 3, 2018 by the Company’s Board of Directors.
Significant accounting policies	Significant accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments at fair value through other comprehensive income ("FVOCI") (formerly, available-for-sale investments), derivative financial instruments and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost and the financial statements of the Company’s Venezuelan operations, for which hyperinflationary accounting is applied. Argentina has been defined as a hyperinflationary economy in July 2018, based on qualitative indicators and the relevant inflation indices in excess of 100%. The Company is currently assessing the impact of applying hyperinflationary accounting to its Argentinian operations which will be effective July 1, 2018. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2017. The Company has adopted IFRS 9 “Financial Instruments” as of January 1, 2018, which has been applied retrospectively, except for hedge accounting which has been applied prospectively. This resulted in a change in accounting for unrealized gains and losses of investments in equity instruments at FVOCI which are no longer recycled to the consolidated statements of operations upon disposal. Additionally, the Company adopted IFRS 15 “Revenue from Contracts with Customers” as of January 1, 2018, which has been applied retrospectively. The effect of applying these standards did not materially impact the Company, except for the impact on the disclosures.

The amendments to IFRS 2 “Share-based Payment”, IFRS 4 “Insurance Contracts”, and IFRIC 22 “Foreign Currency Transactions and Advance Consideration” effective as of January 1, 2018, did not have a material effect on the Company’s condensed consolidated financial statements.

Revised revenue recognition policies following the adoption of IFRS 15 ‘Revenue from Contracts with Customers’	Revised revenue recognition policies following the adoption of IFRS 15 “Revenue from Contracts with Customers”

The Company’s revenue is derived from the single performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of goods is recognized when the Company has transferred control of the goods to the buyer and the buyer obtains the benefits from the goods, the potential cash flows and the amount of revenue (the transaction price) can be measured reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.

Whether the customer has obtained control over the asset depends on when the goods are made available to the carrier or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations. Revenue is measured at the transaction price of the consideration received or receivable, the amount the Company expects to be entitled to.

Additionally, the Company identifies when material has left its plants, not when the customer receives the goods. Therefore, the Company estimates, based on its historical experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue recognition.

The Company’s products must meet customer specifications. A certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:

- Product Rejection - Product shipped and billed to an end customer that did not meet previously agreed customer specifications. Claims typically result from physical defects in the material, material shipped to the wrong location, material produced to incorrect specifications and material shipped outside acceptable time parameters.

- Consequential Damages - Damages reported by the customer not directly related to the delivered value of the rejected material (for example: customer processing cost or mill down time, sampling, storage, sorting, administrative cost, replacement cost, etc.).

The Company estimates the variable consideration for such claims using the expected value method and reduces the amount of revenue recognized.

Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the variable consideration for these programs using the most likely amount method or the expected value method, whichever approach best predicts the amount of the consideration based on the terms of the contract and available information and updates its estimates each reporting period.

The Company’s payment terms range from 30 to 60 days from date of delivery, depending on the market and product sold. The Company has applied the practical expedient in IFRS 15 and not disclosed its remaining performance obligations as the Company’s contracts have an original expected duration of one year or less.
Use of estimates	The preparation of condensed consolidated financial statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.